JOINT VENTURES/NON-CONTROLLING INTEREST (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Non-controlling Interests [Table Text Block]
	December 31, 2012	March 31, 2012

Gerlach Geothermal LLC interest held by Gerlach Green Energy, LLC	$404,434	$437,542
Oregon USG Holdings LLC interest held by Enbridge Inc.	33,078,744	25,793,169
Raft River Energy I LLC interest held by Raft River I Holdings, LLC	22,598,020	23,533,734
	$56,081,198	$49,764,445